COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Assets Pledged

(in millions of $)	June 30, 2026	December 31, 2025
Vessels, rigs and equipment, net	2,964	2,820
Book value of consolidated assets pledged under mortgages	2,964	2,820

The Company has funded its acquisition of vessels, jack-up rig and harsh environment semi-submersible rig through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired.

Other Contractual Commitments and Contingencies

The Company has obtained insurance coverage for legal liability risks arising from its shipping activities through mutual protection and indemnity associations, which are members of the International Group of P&I clubs. As a member of these mutual associations, the Company is subject to calls payable to the associations based on its claims record, in addition to the claims records of all other members of the associations. A contingent liability exists if the claims records of the members of the associations significantly deteriorates, which may result in additional calls on the members.

Capital commitments

As of June 30, 2026, the Company had commitments under shipbuilding contracts to construct five newbuilding dual-fuel 16,800 TEU container vessels and one newbuilding dual-fuel 7,000 CEU car carrier, totaling to $936.8 million (December 31, 2025: $848.1 million in relation to five container vessels). The vessels are expected to be delivered to the Company between 2028 and 2029. (Also, refer to Note 7: Capital Improvements in Progress and Newbuildings).

As of June 30, 2026, the Company has committed to pay $0.8 million towards the installation of optimization upgrades on one container vessel, with installations expected to take place in 2026 (December 31, 2025: $12.0 million on three container vessels and one chemical tanker).

Also as of June 30, 2026, the Company has committed to pay $10.4 million for capital upgrades on the drilling rig, Hercules (December 31, 2025: $12.9 million). The installations are expected to take place in 2026.

Other contingencies

On March 5, 2023, SFL Hercules Ltd., a subsidiary of the Company, served Seadrill Ltd. (“Seadrill”) with a claim filed in the Oslo District Court in Norway, relating to the redelivery of the drilling rig, Hercules, in December 2022. The Company has made the claim because it believes that the rig was not redelivered in the condition required under the contract with Seadrill and the Company is therefore seeking damages. In February 2025, there was a ruling in Oslo District Court in favor of SFL’s rig-owning subsidiary where subsidiaries of Seadrill were ordered to pay an amount equivalent to a total of approximately $48 million in compensation, including late payment interest and legal costs, as a result of its breach of contract upon redelivering Hercules to SFL in 2022. Seadrill appealed the ruling, and the appeal hearing took place in the second quarter of 2026. The Company is awaiting the ruling of the Borgarting Court of Appeal.
There was also a related case concerning certain capital spares delivered by Seadrill to a subsidiary of SFL in connection with the SPS of Hercules in 2023 where the parties disagreed on the actual ownership and compensation of these spares (“Capital Spares Case”). In April 2025, the Company was fully acquitted and awarded legal costs in the case in which Seadrill had pursued SFL for approximately $8.0 million. Seadrill has also appealed this ruling, with the appeal hearing set to commence in September 2026.

The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.

The Company has issued performance guarantees in the normal course of business in connection with certain vessel charter and rig arrangements. These guarantees relate to the Company’s obligations under the underlying agreements and may be triggered by claims arising thereunder. The maximum potential amount of future payments under these guarantees is not contractually limited and is dependent upon the nature and extent of claims, if any, under the related agreements. The Company has not recognized any contingent gains or losses arising from these guarantees, as management believes the likelihood of payment is remote.